Fair value measurements (Tables)	12 Months Ended
Dec. 31, 2017
Fair Value Measurement [Abstract]
Assets that are measured at fair value
The following table shows the fair value hierarchy for financial assets and liabilities that are measured at fair value on a recurring basis:

		At December 31
		2017				2016
	Note	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
		(€ million)
Debt securities and equity instruments measured at fair value through other comprehensive income	13	€3	€24	€—	€27	€159	€18	€12	€189
Debt securities and equity instruments measured at fair value through profit or loss	13	275	—	2	277	312	—	—	312
Collateral deposits	13	61	—	—	61	68	—	—	68
Derivative financial assets	16	—	254	30	284	—	458	21	479
Cash and cash equivalents	17	10,800	1,838	—	12,638	15,790	1,528	—	17,318
Total Assets		€11,139	€2,116	€32	€13,287	€16,329	€2,004	€33	€18,366
Derivative financial liabilities	16	—	138	1	139	—	695	2	697
Total Liabilities		€—	€138	€1	€139	€—	€695	€2	€697
The following table provides the carrying amount and fair value for financial assets and liabilities not measured at fair value on a recurring basis:

		At December 31
		2017		2016
	Note	Carrying amount	Fair Value	Carrying amount	Fair Value
		(€ million)
Dealer financing		€2,295	€2,295	€2,115	€2,115
Retail financing		420	405	286	285
Finance lease		4	4	6	6
Other receivables from financing activities		421	421	171	171
Total Receivables from financing activities	15	€3,140	€3,125	€2,578	€2,577

Asset backed financing		€357	€357	€410	€410
Notes		9,626	10,365	12,351	13,164
Other debt		7,988	8,001	11,287	11,311
Total Debt	21	€17,971	€18,723	€24,048	€24,885

Liabilities that are measured at fair value
The following table provides the carrying amount and fair value for financial assets and liabilities not measured at fair value on a recurring basis:

		At December 31
		2017		2016
	Note	Carrying amount	Fair Value	Carrying amount	Fair Value
		(€ million)
Dealer financing		€2,295	€2,295	€2,115	€2,115
Retail financing		420	405	286	285
Finance lease		4	4	6	6
Other receivables from financing activities		421	421	171	171
Total Receivables from financing activities	15	€3,140	€3,125	€2,578	€2,577

Asset backed financing		€357	€357	€410	€410
Notes		9,626	10,365	12,351	13,164
Other debt		7,988	8,001	11,287	11,311
Total Debt	21	€17,971	€18,723	€24,048	€24,885
The following table shows the fair value hierarchy for financial assets and liabilities that are measured at fair value on a recurring basis:

		At December 31
		2017				2016
	Note	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
		(€ million)
Debt securities and equity instruments measured at fair value through other comprehensive income	13	€3	€24	€—	€27	€159	€18	€12	€189
Debt securities and equity instruments measured at fair value through profit or loss	13	275	—	2	277	312	—	—	312
Collateral deposits	13	61	—	—	61	68	—	—	68
Derivative financial assets	16	—	254	30	284	—	458	21	479
Cash and cash equivalents	17	10,800	1,838	—	12,638	15,790	1,528	—	17,318
Total Assets		€11,139	€2,116	€32	€13,287	€16,329	€2,004	€33	€18,366
Derivative financial liabilities	16	—	138	1	139	—	695	2	697
Total Liabilities		€—	€138	€1	€139	€—	€695	€2	€697

Disclosure of significant unobservable inputs used in fair value measurement of assets
The following table provides a reconciliation of the changes in items measured at fair value and categorized within Level 3:

	Securities	Derivative financial assets/(liabilities)
	(€ million)
At January 1, 2016	€12	€(35)
Gains/(Losses) recognized in Consolidated Income Statement	—	(31)
Gains/(Losses) recognized in Other comprehensive income	—	62
Issues/Settlements	—	23
At December 31, 2016	12	19
Gains/(Losses) recognized in Consolidated Income Statement	(10)	27
Gains/(Losses) recognized in Other comprehensive income	—	18
Issues/Settlements	—	(35)
At December 31, 2017	€2	€29

Disclosure of significant unobservable inputs used in fair value measurement of liabilities
The following table provides a reconciliation of the changes in items measured at fair value and categorized within Level 3:

	Securities	Derivative financial assets/(liabilities)
	(€ million)
At January 1, 2016	€12	€(35)
Gains/(Losses) recognized in Consolidated Income Statement	—	(31)
Gains/(Losses) recognized in Other comprehensive income	—	62
Issues/Settlements	—	23
At December 31, 2016	12	19
Gains/(Losses) recognized in Consolidated Income Statement	(10)	27
Gains/(Losses) recognized in Other comprehensive income	—	18
Issues/Settlements	—	(35)
At December 31, 2017	€2	€29